Leases (Details Narrative)							1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 20, 2022 USD ($)	Feb. 15, 2022 CNY (¥) ft²	Oct. 08, 2021 CNY (¥) ft²	Oct. 08, 2021 USD ($)	Jul. 02, 2020 USD ($)	Jul. 01, 2020 CNY (¥)	Oct. 09, 2021 USD ($)	Mar. 31, 2023	Sep. 30, 2022
Weighted-average remaining lease term								1 year 4 months 24 days	1 year 10 months 24 days
Weighted-average discount rate								4.70%	4.70%
Hangzhou Forasen Technology Co., Ltd.
Annual rent	$ 44,683	¥ 283,258	¥ 454,043	$ 454,043			$ 71,624
Area of office space leased			27,147
Prepaid total rent			¥ 2,270,214				$ 358,120
Tahe Forestry Bureau.
Annual rent					$ 19,295	¥ 126,440
Third Party
Area of office space leased		1,012
Lease term		1 year 6 months